Disposals of Subsidiaries - Effect of Disposal (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 14, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ (262,581)	$ (274,978)	$ (101,757)
Prepayments and contract assets		(26,000)	(21,971)	(8,841)
Property, plant and equipment		(24,990)	(25,694)	(1,334)	$ (1,801)
Right-of-use assets		(7,844)	(20,014)	(2,572)
Trade and other receivables		(24,119)	(27,981)	(13,525)
Accruals and provisions		36,366		15,409
Lease liabilities		8,442	20,143	2,011
Borrowings		168,786	262,142
Trade and other payables		22,686	$ 25,198	$ 7,745
Consideration received	$ 1.8
Disposal Groups Classified As Held For Sale | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		(57)
Prepayments and contract assets		(1,322)
Property, plant and equipment		(922)
Right-of-use assets		(797)
Trade and other receivables		(619)
Accruals and provisions		658
Lease liabilities		837
Borrowings		3,075
Trade and other payables		588
Net assets and liabilities derecognized		1,441
Consideration received		2,344
Working capital adjustment		132
Gain on disposal		$ 3,917